Organization and Business Background (Details)					1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 18, 2024 USD ($) $ / shares shares	Sep. 21, 2023 USD ($)	Aug. 16, 2022	Mar. 21, 2022 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Oct. 31, 2023 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Sep. 21, 2024 USD ($)	Feb. 21, 2024 USD ($)	Jan. 12, 2024 USD ($)	Jun. 14, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 14, 2023 USD ($)	Feb. 21, 2023 USD ($)
Organization and Business Background [Line Items]
Sale of stock price per share (in Dollars per share) | $ / shares								$ 16.5
Gross proceeds								$ 2,012,500
Number of shares in each unit (in Shares) | shares				1
Exercise price warrants (in Dollars per share) | $ / shares				$ 11.5				$ 11.5
Number of share issued (in Shares) | shares				1				1
Shares issued (in Shares) | shares							1,846,250	1,846,250					1,846,250
Risk free interest rate								0.75%
Volatility								12.96%
Expected life								1 year
Probability of business combination percentage								85.00%
Number of representative shares (in Shares) | shares								57,500
Fair value of representative shares								$ 441,025
Sold to purchase unit							$ 100	$ 100
Unit purchase option (in Shares) | shares							270,250	270,250
Units exercisable per share (in Dollars per share) | $ / shares							$ 11	$ 11
Aggregate exercise price							$ 2,972,750	$ 2,972,750
Purchase Unit							$ 100	$ 100
Fair value per share (in Dollars per share) | $ / shares							$ 7.67	$ 7.67
Transaction costs							$ 4,331,021	$ 4,331,021
Underwriting discounts							1,150,000	1,150,000
Deferred underwriting discounts and commissions								2,012,500
Other offering costs							519,403	519,403
Fair value of unit purchase option							208,093	$ 208,093
Outstanding percentage				100.00%				100.00%
Net tangible assets							$ 5,000,001	$ 5,000,001
Deposits		$ 100,000						$ 575,000
Trust account per share (in Dollars per share) | $ / shares							$ 0.1	$ 0.1
Extension aggregate							$ 1,725,000	$ 1,725,000
Aggregate per share (in Dollars per share) | $ / shares							$ 0.3	$ 0.3
Interest payable								$ 50,000
Earnest money deposit								200,000			$ 200,000				$ 125,000
Other income								125,000
Deposits		100,000						$ 100,000				$ 575,000		$ 575,000
Common stock shares (in Shares) | shares								758,539
Redemption amount						$ 8,200,000
Working deficit							$ (6,037,112)	$ (4,622,035)					$ (2,097,374)
federal excise tax			1.00%
Tax liability								81,578
Date of incorporation							Sep. 09, 2020
Exercise shares (in Shares) | shares							270,250
Representative shares fair value							$ 441,025
Deferred underwriting discounts and commissions							2,012,500	$ 2,012,500					$ 2,012,500
Interest to pay dissolution expenses							50,000
Deposit in trust account	$ 50,000	100,000					$ 575,000
Redemption shares (in Shares) | shares					3,395,590	758,539
Redemption price per share (in Dollars per share) | $ / shares							$ 11.59	$ 11.1					$ 10.46
Cash							$ 5,040
Working deficit							3,798,362
Percentage of the fair market value of the shares			1.00%
Excise tax liability							$ 462,021	$ 81,578
Redeemable Warrant [Member]
Organization and Business Background [Line Items]
Number of warrant rights (in Shares) | shares				10
Number of share issued (in Shares) | shares				1				1
Warrant [Member]
Organization and Business Background [Line Items]
Number of warrant (in Shares) | shares							1
Exercise price warrants (in Dollars per share) | $ / shares				$ 11.5			$ 11.5
Risk free interest rate								1.16%
Volatility								12.96%
Expected life								5 years
Price per share (in Dollars per share) | $ / shares								$ 9.03
Exercise shares (in Shares) | shares							270,250
Private Warrant [Member]
Organization and Business Background [Line Items]
Number of shares in each unit (in Shares) | shares				1
Number of share issued (in Shares) | shares							1	1
Private Rights [Member]
Organization and Business Background [Line Items]
Number of warrant (in Shares) | shares				1
Private Right [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares							1
Common Stock [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares								1
Shares issued (in Shares) | shares							1,846,250	1,846,250
Redemption shares (in Shares) | shares	3,395,590				3,395,590	758,539
Aggregate payment	$ 38,030,691				$ 38,030,691	$ 8,157,801
Common Stock [Member] | Private Warrant [Member]
Organization and Business Background [Line Items]
Exercise price warrants (in Dollars per share) | $ / shares								$ 11.5
Number of share issued (in Shares) | shares							1	1
Measurement Input, Risk Free Interest Rate [Member]
Organization and Business Background [Line Items]
Business combination							0.75
Measurement Input, Price Volatility [Member]
Organization and Business Background [Line Items]
Business combination							12.96
Measurement Input, Expected Term [Member]
Organization and Business Background [Line Items]
Business combination							1
Measurement Input probability Rate [Member]
Organization and Business Background [Line Items]
Business combination							85
UPO [Member]
Organization and Business Background [Line Items]
Risk free interest rate							1.61%	1.61%
Volatility							12.96%	12.96%
Expected life							5 years	5 years
Probability of business combination percentage							85.00%	85.00%
Sold to purchase unit							$ 100	$ 100
Unit purchase option (in Shares) | shares							270,250	270,250
Units exercisable per share (in Dollars per share) | $ / shares							$ 11	$ 11
Aggregate exercise price							$ 2,972,750	$ 2,972,750
Purchase Unit							100	100
Cash payment							$ 208,093	$ 208,093
Fair value per share (in Dollars per share) | $ / shares							$ 7.67	$ 7.67
Fair value of unit purchase option							$ 208,093	$ 208,093
Series of Individually Immaterial Business Acquisitions [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares				1			1	1
Shares price (in Dollars per share) | $ / shares							$ 9.2	$ 10.15
Trust account per share (in Dollars per share) | $ / shares							$ 0.1
Outstanding percentage								100.00%
Net tangible assets		5,000,001
Deposit in trust account	$ 50,000											$ 575,000		$ 575,000
Series of Individually Immaterial Business Acquisitions [Member] | UPO [Member]
Organization and Business Background [Line Items]
Risk free interest rate							1.61%	1.61%
Volatility							12.96%
Expected life							5 years	5 years
Business Combination [Member]
Organization and Business Background [Line Items]
Shares price (in Dollars per share) | $ / shares							$ 10.15
Deposits								$ 575,000
Trust account per share (in Dollars per share) | $ / shares								$ 0.1
Extension aggregate								$ 1,500,000
Aggregate per share (in Dollars per share) | $ / shares								$ 0.3
Outstanding percentage							100.00%
Net tangible assets		5,000,001
Redemption price per share (in Dollars per share) | $ / shares	$ 11.2
Maxim Group LLC [Member]
Organization and Business Background [Line Items]
Shares issued (in Shares) | shares								57,500
Exercise shares (in Shares) | shares							57,500
Initial Public Offering [Member]
Organization and Business Background [Line Items]
Number of stock issued (in Shares) | shares				5,750,000			5,750,000
Sale of stock price per share (in Dollars per share) | $ / shares				$ 10
Gross proceeds				$ 57,500,000				$ 57,500,000
Number of shares in each unit (in Shares) | shares				1
Number of warrant (in Shares) | shares				1
Number of warrant rights (in Shares) | shares				1
Outstanding percentage							100.00%
Deposits	$ 50,000						$ 575,000		$ 100,000
Assets held in trust								30,823
Working deficit								$ 2,870,013
federal excise tax			1.00%
Exercise shares (in Shares) | shares				5,750,000			6,101,250
Applicable excise tax rate percentage			1.00%
Initial Public Offering [Member] | Redeemable Warrant [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares				1
Initial Public Offering [Member] | Warrant [Member]
Organization and Business Background [Line Items]
Number of warrant rights (in Shares) | shares							5,750,000
Exercise price warrants (in Dollars per share) | $ / shares							$ 0.21
Initial Public Offering [Member] | Public Rights [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares				1
Initial Public Offering [Member] | Common Stock [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares								1
Initial Public Offering [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Organization and Business Background [Line Items]
Exercise shares (in Shares) | shares							610,125
Private Units [Member]
Organization and Business Background [Line Items]
Number of stock issued (in Shares) | shares				351,250			351,250
Sale of stock price per share (in Dollars per share) | $ / shares				$ 10			$ 10	$ 10
Exercise price warrants (in Dollars per share) | $ / shares							$ 11.5	$ 11.5
Gross proceeds							$ 3,512,500	$ 3,512,500
Net proceeds from sale of private units				$ 58,362,500
Price per share (in Dollars per share) | $ / shares				$ 10.15
Representative Shares [Member]
Organization and Business Background [Line Items]
Shares issued (in Shares) | shares							57,500	57,500
Number of representative shares (in Shares) | shares								57,500
Fair value of representative shares								$ 441,025
Exercise shares (in Shares) | shares							57,500
Representative shares fair value							$ 441,025
Representative Shares [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Organization and Business Background [Line Items]
Shares price (in Dollars per share) | $ / shares							$ 7.67	$ 7.67
Representative Shares [Member] | Maxim Group LLC [Member]
Organization and Business Background [Line Items]
Exercise shares (in Shares) | shares							57,500
Over-Allotment Option [Member] | Business Combination [Member]
Organization and Business Background [Line Items]
Extension aggregate								$ 1,725,000
Trust Account [Member]
Organization and Business Background [Line Items]
Payments of initial public offering		$ 100,000
Series of Individually Immaterial Business Acquisitions [Member] | Initial Public Offering [Member]
Organization and Business Background [Line Items]
Outstanding percentage								100.00%
Sponsor [Member]
Organization and Business Background [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 10.15
Public per share (in Dollars per share) | $ / shares								$ 10.15
Continental Stock Transfer & Trust Company, LLC [Member]
Organization and Business Background [Line Items]
Deposits										$ 575,000
Deposit in trust account							$ 575,000
Trust Account [Member]
Organization and Business Background [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 10.15	$ 10.15
Common Stock [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares				1			1
Common Stock [Member] | Private Right [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares							1
Common Stock [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares				1
Common Stock [Member] | Initial Public Offering [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares				1